Parties in Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties in Interest and Related Party Transactions	Parties in Interest and Related Party Transactions
The Plan holds investments in common stock of WillScot Holdings Corporation, the ultimate parent of the Plan Sponsor, and in funds managed by affiliates of Fidelity Management Trust Company ("Fidelity"), the custodial trustee of the Plan. Income on investments in Fidelity funds are at the same rates as non-affiliated holders of these securities and, as such, these transactions qualify as exempt party-in-interest.